Schedule of Impairment Analysis By Equipment Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 3,720,334	$ 3,696,311	[1],[2]
Excess Cash Flow Over Carrying Value	$ 718,547
% Excess	19.30%
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 1,097,361	1,138,306
Excess Cash Flow Over Carrying Value	$ 221,332
% Excess	20.20%
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 177,031	200,256
Excess Cash Flow Over Carrying Value	$ 37,113
% Excess	21.00%
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 1,456,224	1,480,245
Excess Cash Flow Over Carrying Value	$ 184,572
% Excess	12.70%
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube Dry Van
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 22,866	27,554
Excess Cash Flow Over Carrying Value	$ 5,731
% Excess	25.10%
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 20,590	16,153
Excess Cash Flow Over Carrying Value	$ 7,068
% Excess	34.30%
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 3,201	3,586
Excess Cash Flow Over Carrying Value	$ 1,954
% Excess	61.00%
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 835,149	730,846
Excess Cash Flow Over Carrying Value	$ 179,924
% Excess	21.50%
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 13,770	12,951
Excess Cash Flow Over Carrying Value	$ 4,795
% Excess	34.80%
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 30,986	34,144
Excess Cash Flow Over Carrying Value	$ 21,709
% Excess	70.10%
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 9,979	10,502
Excess Cash Flow Over Carrying Value	$ 7,539
% Excess	75.50%
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 23,339	23,956
Excess Cash Flow Over Carrying Value	$ 13,313
% Excess	57.00%
Tank containers
Property, Plant and Equipment [Line Items]
Containers, net of accumulated depreciation of $990,784 and $814,790 at 2016 and 2015, respectively	$ 29,838	$ 17,812
Excess Cash Flow Over Carrying Value	$ 33,497
% Excess	112.30%

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").